The Company You Keep®

New York Life Insurance Company 51 Madison Avenue New York, NY 10010 Bus: (212) 576-4498 E-Mail: erica_e_carrig@newyorklife.com www.newyorklife.com Erica E. Carrig Associate General Counsel

VIA EDGAR

April 12, 2018

Frank A. Buda, Esq.

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)
NYLIAC Variable Universal Life Separate Account – I
Form N-6 Registration Statement
Pre-Effective Amendment No. 1 under the Securities Act (File No. 333-222196) and
Amendment No. 152 under the 1940 Act (File No. 811-07798)
CIK #0000906982

Mr. Buda:

On behalf of Variable Universal Life Separate Account – I (the “Registrant”), a separate account established by NYLIAC, we hereby file electronically on Form N-6, Pre-Effective Amendment No. 1 (the “Amendment”) to the above-captioned registration statement (the “Registration Statement”) under the Securities Act of 1933 (the “Securities Act”) and Amendment No. 152 under the Investment Company Act of 1940.

I.	Purpose of the Amendment

The Registrant is filing the Amendment to:

•	Reflect changes to the Registration Statement in response to the Commission staff’s (the “Staff”) comments as described in a letter to the Staff dated March 20, 2018;

•	Make the additional changes to the Registration Statement as described in a letter to the Staff dated April 4, 2018;

•	Make the additional changes requested by the Staff telephonically on April 9, 2018 regarding the policy’s GMAB Rider;

•	Include audited financial statements of NYLIAC and the Registrant in the Registration Statement; and

•	Include any exhibits required by Form N-6 that were not previously filed.

The Registrant represents that the Amendment effects no other material changes to the Registration Statement.

II.	Request for Acceleration

Pursuant to Rule 461 under the Securities Act, the Registrant requests that the Staff declare the Registration Statement effective as of April 16, 2018 by 1:00 p.m. to provide enough time to incorporate any additional changes requested by the Staff (if any), and print the prospectuses in advance of the May 1, 2018 launch date. To the extent additional changes are requested, Registrant will file such amendments pursuant to Rule 497. Registrant and its principal underwriter, NYLIFE Distributors, LLC, have authorized counsel to state on their behalf that they are aware of their obligations under the Securities Act.

If you have any questions regarding this submission, please contact the undersigned at (212) 576-4498.

Very truly yours,

/s/ Erica E. Carrig
Erica E. Carrig
Associate General Counsel